Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Computer software [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Gaming tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Gaming tax rates	35.00%
Additional tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Gaming tax rates	4.00%
Future gaming tax rate	5.00%
Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, investment property, cost model	3 years
Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, investment property, cost model	50 years